Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI International Momentum Index Fund - Fidelity SAI International Momentum Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 12, 2020
Annual Return 2021	12.88%
Annual Return 2022	(21.45%)
Annual Return 2023	21.02%